Summary of Quarterly Results of Operations and Per Share Amounts (Detail) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Total interest income	$ 10,417,000	$ 10,080,000	$ 10,022,000	$ 9,683,000	$ 9,662,000	$ 9,688,000	$ 8,574,000	$ 8,447,000	$ 40,201,856	$ 36,370,782
Total interest expense	804,000	793,000	806,000	804,000	791,000	833,000	726,000	623,000	3,207,448	2,972,807
Net interest income	9,613,000	9,287,000	9,216,000	8,879,000	8,871,000	8,855,000	7,848,000	7,824,000	36,994,408	33,397,975
Provision for loan losses	10,000	250,000	0	150,000	152,000	631,000	277,000	358,000	410,069	1,418,260
Net interest income after provision for loan losses	9,603,000	9,037,000	9,216,000	8,729,000	8,719,000	8,224,000	7,571,000	7,466,000	36,584,339	31,979,715
Total non-interest income	1,903,000	1,982,000	1,854,000	1,850,000	2,055,000	2,021,000	2,055,000	1,672,000	7,588,532	7,803,468
Total non-interest expense	8,275,000	7,977,000	8,092,000	7,818,000	8,051,000	8,071,000	7,384,000	7,227,000	32,161,122	30,733,608
Income tax expense	873,000	815,000	793,000	732,000	682,000	641,000	629,000	484,000	3,213,047	2,435,879
Net income	2,358,000	2,227,000	2,185,000	2,029,000	2,041,000	1,533,000	1,613,000	1,427,000	8,798,702	6,613,696
Preferred dividends	85,000	86,000	86,000	85,000	86,000	85,000	86,000	106,000
Net income applicable to common Stockholders	$ 2,273,000	$ 2,141,000	$ 2,099,000	$ 1,944,000	$ 1,955,000	$ 1,448,000	$ 1,527,000	$ 1,321,000	$ 8,456,242	$ 6,250,743
Per common share:
Net income, basic	$ 0.42	$ 0.40	$ 0.39	$ 0.36	$ 0.37	$ 0.27	$ 0.30	$ 0.26	$ 1.64	$ 1.27
Net income, diluted	0.42	0.39	0.39	0.36	0.36	0.27	0.29	0.25	1.62	1.25
Cash dividends declared	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.15	$ 0.15